Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income taxes [Line Items]
Pre-tax income	¥ 1,190,800,384	$ 186,862,566	¥ (1,601,534,136)	¥ 663,915,450
Cayman Islands
Income taxes [Line Items]
Pre-tax income	(6,463,771)	(1,014,307)	(15,160,941)	(9,978,594)
Hong Kong
Income taxes [Line Items]
Pre-tax income	948,973	148,915	911,529	(140,208)
PRC.
Income taxes [Line Items]
Pre-tax income	¥ 1,196,315,182	$ 187,727,958	¥ (1,587,284,724)	¥ 674,034,252